Financial instruments and risk management - Summary of contractual maturities of financial liabilities (Detail) - RUB (₽) ₽ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank loan	₽ 5,129,055	₽ 6,166,054
Lease liabilities	290,618	343,455
Other Loan		271,562
Trade and other payables	360,136	307,080
Nonderivative Financial Liabilities	5,779,809	6,744,696
Bank loan	5,800,010	7,538,193
Lease liabilities	345,663
Other Loan		279,551
Trade and other payables	360,136	307,080
Non-derivative financial liabilities, undiscounted cash flows	6,505,809	8,124,824
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank loan	1,472,827	1,544,807
Lease liabilities	83,654
Other Loan		279,551
Trade and other payables	355,897	307,080
Non-derivative financial liabilities, undiscounted cash flows	1,912,378	2,131,438
Later than one year and not later than two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank loan	3,136,545	1,544,650
Lease liabilities	89,377
Trade and other payables	0
Non-derivative financial liabilities, undiscounted cash flows	3,225,922	1,544,650
Later than two years and not later than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank loan	1,190,638	4,448,736
Lease liabilities	172,632
Trade and other payables	4,239
Non-derivative financial liabilities, undiscounted cash flows	₽ 1,367,509	₽ 4,448,736